Subsequent Events (Details Narrative) - USD ($)		3 Months Ended
	May 14, 2018	Mar. 31, 2018	Mar. 30, 2018	Feb. 09, 2018	Jan. 05, 2018
Accounting Policies [Abstract]
Common Stock Issued	68,970,595		376,279,238
Shares issued for Conversions	4,000,000		196,469,179
Shares issued for director and employee compensation			10,597,405
Shares issued for Cash	62,848,940		67,162,498
Shares issued for Options			29,096,402
Shares issued for Services	2,121,655	16,522,828	5,821,256
Proceeds			$ 1,293,600
Convertible Notes Issued Amount			300,000
Amended Notes Aggregate			$ 500,000
Conversion Feature			0.50%
Holder Converted of Notes			$ 308,727
Prommisory Note with GHS					$ 300,000
Amended two secured notes					$ 250,000
Registered Shares on S-1/A				250,000,000
Shares sold to GHS				$ 94,826,433